Current and long-term debt - Convertible Notes Due 2025 (Details) - USD ($)	1 Months Ended	6 Months Ended
	May 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Write-off of deferred financing fees and unamortized discounts on sale and leaseback facilities		$ 4,543,000	$ 1,326,000
Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Repurchase of notes, face amount	$ 10,800,000
Average price per note	1,158.94
Principal amount	1,000
Proceeds from (repayments) of borrowings for convertible notes excluding debt issue costs, classified as financing activities	12,600,000
Reduction of liability - convertible note	11,200,000
Reduction of equity component - convertible notes	1,700,000
Gain (loss) on repurchase of convertible notes	400,000
Write-off of deferred financing fees and unamortized discounts on sale and leaseback facilities	$ 100,000
Convertible Notes Due 2025 | June 2021 Convertible Notes Offering
Disclosure of detailed information about borrowings [line items]
Issued price, percentage of par	106.00%